Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes
Income taxes

19.         Income taxes

The Company is subject to Income Tax (“ISR”), whose tax rate was 30% for 2019, 2018 and 2017, and will continue to be 30% for later years.

a.            Income tax are as follows:

	Year ended December 31,
	2019		2018		2017
Current ISR	Ps.	1,329,867	Ps.	1,113,712	Ps.	810,641
Deferred ISR		42,355		7,691		2,432
Income tax expense	Ps.	1,372,222	Ps.	1,121,403	Ps.	813,073

b.            As of December 31, 2019, 2018 and 2017, the principal items comprising the balance of the deferred ISR asset (liability) were:

			December 31,
	2019		2018		2017
Liabilities:
Provisions, allowances and labor obligations	Ps.	157,560	Ps.	163,406	Ps.	116,740
Investment in airport concessions, property, leasehold improvements and equipment, net		(407,173)		(401,735)		(362,866)
Tax loss carryforwards (1)		14,937		25,563		9,955
Recoverable tax on assets		28,619		28,619		39,090
Others		3,340		—		—
Total liabilities	Ps.	(202,717)	Ps.	(184,147)	Ps.	(197,081)
Assets:
Provisions, allowances and labor obligations	Ps.	205,834	Ps.	188,294	Ps.	217,987
Investments in airport concessions, property, leasehold improvements and equipment, net		(184,649)		(179,805)		(281,119)
Tax loss carryforwards(1)		285,045		308,450		411,166
Others		(9,226)		—		—
Total assets	Ps.	297,004	Ps.	316,939	Ps.	348,034
Net deferred ISR asset	Ps.	94,287	Ps.	132,792	Ps.	150,953
(1)

As of December 31, 2019, 2018 and 2017, the Company recognized a deferred tax asset of Ps.299,982, Ps.334,013 and Ps.421,121, respectively, corresponding to the tax losses generated by its subsidiaries. All subsidiaries of the Company expect to benefit from losses in future years based on projections of taxable income and various strategies with favorable tax consequences.

c.            The changes in deferred tax during the year are as follows:

			December 31,
	2019		2018		2017
Beginning balance of deferred tax liability, net	Ps.	132,792	Ps.	150,953	Ps.	161,312
Deferred ISR in profit or loss		(42,355)		(7,691)		(2,432)
Recoverable tax on assets		—		(10,466)		(9,186)
Income tax effects recognized in other comprehensive income		3,850		(4)		1,259
Ending balance of deferred tax asset, net	Ps.	94,287	Ps.	132,792	Ps.	150,953

d.              The reconciliation of the statutory income tax rate and the effective income tax rate as a percentage of net income before income tax is as follows:

		Year ended December 31,
	2019			2018			2017
	Amount		Rate %	Amount		Rate %	Amount		Rate %
Income before income taxes	Ps.	4,599,656		Ps.	3,985,582		Ps.	2,950,515
Current ISR		1,329,867			1,113,712			810,641
Deferred ISR		42,355			7,691			2,432
Income tax expense and effective rate	Ps.	1,372,222	29.83%	Ps.	1,121,403	28.14%	Ps.	813,073	27.56%
Add (deduct) effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes		7,675	0.17%		74,272	1.86%		72,082	2.44%
Statutory rate	Ps.	1,379,897	30.00%	Ps.	1,195,675	30.00%	Ps.	885,155	30.00%

e.            Each airport concession has received approval from the Ministry of Finance and Public Credit (Secretaría de Hacienda y Crédito Público) to carry forward their tax losses up to the earlier of the date of which such tax loss carryforwards are utilized by the airport or the date of expiration or liquidation of the concession. The base years and amounts as of December 31, 2019 are as follows:

	Tax loss
Year of Origin	carryforwards
2001	Ps.	5,816
2002		155,613
2003		217,720
2004		252,185
2005		47,821
2006		22,987
2007		86,336
2008		43,673
2009		5,476
2011		31,223
2012		70,431
2013		15,076
2018		5,206
2019		19,259
	Ps.	978,822

f.            In addition to the tax loss carryforwards of the airport concessionaires aforementioned, the Company has tax losses of other subsidiaries other than its concessionaires in the amount of Ps.20,917 the duration of which is 10 years under the Income Tax Law, and the expiration date of which is between 2020 and 2028.

g.            In 2019, the Company utilized tax loss carryforwards in the amount of Ps.159,024.

h.            The Company recognized the IMPAC paid during 2002 through 2007. In 2013, the Company recognized the deferred tax asset, which it expects to recover subject to certain conditions established in the Income Tax Law. During the periods 2018 and 2017, Ps.10,471 and Ps.9,186, respectively, were recovered. The updated amount as of December 31, 2019 was Ps.28,619.

i.The balances of shareholders’ equity tax accounts as of December 31 are:

	December 31,
	2019		2018		2017
Contributed capital account	Ps.	4,584,512	Ps.	4,458,342	Ps.	4,258,423
Net consolidated tax profit account		2,878,878		1,684,563		1,331,691
Total	Ps.	7,463,390	Ps.	6,142,905	Ps.	5,590,114

j.            Dividends paid from profits generated from January 1, 2014 to individuals residing in Mexico and residents abroad may be subject to additional income taxes of up to 10%, which shall be retained by the Company.